Balance Sheet Details - Schedule of Future Patent Amortization Expense (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Balance Sheet Related Disclosures [Abstract]
2020	$ 87,000
2021	76,000
2022	48,000
2023	42,000
2024	42,000
Thereafter	234,000
Patents, net	$ 529,000	$ 658,000